Jody M. Walker
                            Attorney At Law
                        7841 South Garfield Way
                          Centennial, CO 80122
                       jmwalker85@earthlink.net
303-850-7637                                     303-482-2731 facsimile

August 1, 2011

United States
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.W.
Washington, D.C. 20549

     Re:  Primco Management, Inc.
          Amendment No. 2 to Registration Statement on Form S-1
          Filed June 15, 2011
          File No. 333-173119

Dear Sir or Madam:

In response to your comment letter dated July 22, 2011, please note the following:

General

Please revise your cover page to indicate that the filing is an amendment to your registration statement and clarify which amendment.

The cover page has been revised to indicate that the filing is the 2nd amendment to the registration statement.

We note in your response to comment 1 in our letter dated April 25, 2011 that the company does not intend to engage in activities commensurate with the business plan of a "blank check" company, as contemplated under Rule 419 of Regulation C. Please tell us, specifically, whether the company has any plans to enter into a merger or change of control and, if it does not, in the forepart of the prospectus, please amend to include an affirmative statement to make clear that the company has no present plans to be acquired or to merge with another company nor does the company, or ay of its shareholders, have any plans to enter into a change of control or similar transaction.

The following disclosure has been added to the forepart of the prospectus.

The registrant has no present plans to be acquired or to merge with another company nor does the registrant, or ay of its shareholders, have any plans to enter into a change of control or similar transaction.

Prospectus Summary
Operations, page 5
We reissue comment 3 in our letter dated April 25, 2011. Please further expand your discussion of historical operations to clarify that you have suffered net losses.

The following disclosure has been included:

Due to through startup costs, legal and accounting the company has suffered net losses.

We also note that you have entered into a new contract for residential development. Please discus the material terms of this arrangement in greater detail and file the agreement as an exhibit with your next amendment.

The material terms of the agreement have been discussed in greater detail and the agreement has been filed as an exhibit.


Use of Proceeds, page 14
We note your line item revisions in this section. Please revise your narrative to explain how you estimated the referenced costs and clarify which general and administrative expenses you would not fund if you were unsuccessful in selling all of the securities.

We estimated our costs based on the scheduled fees given to us by our accounting firms, attorneys and transfer agent.

Mr. Friedman, an officer and director of the registrant, has given us a verbal commitment that he will loan us up to $50,000 as needed to pay any additional expenses. Therefore, management believes that they will be able to cover our general and/or administrative expenses

Employees, page 20
We reissue comment 18 in our letter dated April 25, 2011 in part. Please tell us whether Messrs. Friedman and Spira are currently employed or otherwise engaged in ventures outside of your business, and if so, please quantify what you mean by full efforts" to be devoted to your business. Please also provide a better approximation of the amount of time that each such employee will spend on further developing your operations.

The following disclosure has been added.

Messrs. Friedman and Spira are currently engaged in ventures outside of the registrant's operation. The officers will work on a fulltime basis once the registrant has enough revenue to sustain their full time employment. At the present time they are each spending approximately 20-25 hours a week or whatever time is necessary, to further develop the business.

Management's Discussion and Analysis of Financial Condition and Results of Operations
Liquidity and Capital Resources, page 28
We note your revised risk factor disclosures in response to comment 6 and your response to comment 19 in our letter dated April 25, 2011. Please revise your disclosure to more specifically describe how you intend cover your estimated expenses for complying with the reporting obligations of the Exchange Act of 1934 as your business operations do not appear sufficient to cover these costs.

The following disclosure has been added.

Mr. Friedman, an officer and director of the registrant, has given us a verbal commitment that he will loan us up to $50,000 as needed to pay any additional expenses. Therefore, management believes that they will be able to cover our general and/or administrative expenses if sufficient offering proceeds are not obtained.

Financial Statements, page 37
Please revise your financial statements to include the period from October 14, 2010 (inception) to December 31, 2010. Please refer to Rule 8-02 of Regulation S-X.

The financial statements for the period from inception (October
14, 2010 to December 31, 2010 have been added.

Very truly yours,

/s/Jody M. Walker
-------------------------
Jody M. Walker
Attorney At Law